VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels and equipment, net	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2025 for vessels and equipment, net are summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2024	2,467,470	50,859	2,518,329
Additions	—	13,504	13,504
Disposals	—	(2,500)	(2,500)
At June 30, 2025	2,467,470	61,863	2,529,333

Accumulated depreciation
At December 31, 2024	(341,275)	(22,590)	(363,865)
Charge	(32,592)	(4,948)	(37,539)
Disposals	—	2,500	2,500
At June 30, 2025	(373,867)	(25,038)	(398,904)

Net book value
At December 31, 2024	2,126,195	28,270	2,154,465
At June 30, 2025	2,093,603	36,825	2,130,428
In June 2025, we successfully completed the scheduled drydocking of Flex Aurora. Additionally, in June 2025 the vessel Flex Resolute also entered drydock, which was subsequently completed in July 2025.